Debt	12 Months Ended
Dec. 31, 2024
Debt
Debt
(10)	Debt

In a private transaction, on October 16, 2024, the Company entered into a securities purchase agreement (the “SPA”) with an institutional investor (the “Investor”). Pursuant to the SPA, the Company agreed to issue the Investor a senior secured convertible note in the aggregate original principal amount of $833,333.34 (the “Note”), and also issue to the Investor 320 shares of common stock, par value $0.001, of the Company (“Common Stock”) as “commitment shares” to the Investor.

The Company is the issuer of the Note, and its respective subsidiaries will guaranty the obligations under the Note pursuant to a Guaranty, dated October 16, 2024 (the “Guaranty”). The Note will be fully secured by collateral of the Company and its subsidiaries. The security interest in favor of the Investor, as collateral agent, will cover substantially all assets of the Company including, without limitation, the intellectual property, trademark, and patent rights of the Company. The parties entered into a Security Agreement (the “Security Agreement”) and certain intellectual property security agreements granting such security interest in favor of the Investor.

In connection with the SPA, the Company issued to the Investor the Note on October 16, 2024, which bears an interest rate of 10% per annum and is due and payable on the earlier of (i) January 16, 2025 and (ii) the date of consummation or termination of the Company’s previously announced merger with Vyome Therapeutics, Inc. The initial conversion price of the Note is $130.50 per share of Common Stock. The Note may not be converted by the Investor into shares of Common Stock if such conversion would result in the Investor and its affiliates owning in excess of 4.99% of the number of shares of the Common Stock outstanding immediately after giving effect to the issuance of all shares issuable upon conversion of the Note. The Note provides for certain events of default that are typical for a transaction of this type, including, among other things, any breach of the representations or warranties made by the Company or its subsidiaries. In connection with any event of default that results in the acceleration of payment of the Note and while it is continuing, the interest rate on the Note shall accrue at an interest rate equal to the lesser of 24% per annum or the maximum rate permitted under applicable law. On February 18, 2025, the Company repaid the Note in full.